UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, STATED.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report  for  the  Calendar  Year  or  Quarter  Ended:     June  30,  2006
                                                          ---------------

Check  here  if  Amendment  []  Amendment  Number:_____
   This  Amendment  (check  only  one):     []  is  a  restatement.
                                            []  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Hershey  Foods  Corporation  -  Master  Retirement  Trust
          ---------------------------------------------------------
Address:  100  Crystal  A  Drive
          ----------------------
          Hershey,  PA  17033
          ---------------------

Form  13F  File  Number:     28-11011
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     James  G.  Nolan
          ----------------
Title:     Assistant  Treasurer  and  Director,  Benefit  Plan  Asset Management
           ---------------------------------------------------------------------
Phone:     717  534  7019
           --------------

Signature,  Place  and  Date  of  Signing:

/s/  James  G.  Nolan        Hershey, Pennsylvania              July 10,  2006
----------------------       ----------------------             --------------
[Signature]                      [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Form 13F Information Table Entry Total:  0010
Form 13F Information Table Value Total:  56,458

T-NARR-SH-132

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED  NONE
  ISHARES TR RUSSELL 1000 INDEX  COM              464287622    12611   182500 SH       SOLE                 182500
  MFC ISHARES TR DOW JONES U S R COM              464287739     1746    24500 SH       SOLE                  24500
  MFC ISHARES TR MSCI EAFE INDEX COM              464287465      229     3500 SH       SOLE                   3500
  MFC ISHARES TR MSCI EMERGING M COM              464287234       94     1000 SH       SOLE                   1000
  MFC ISHARES TR RUSSELL 1000 GR COM              464287614    18563   367000 SH       SOLE                 367000
  MFC ISHARES TR RUSSELL 1000 VA COM              464287598    16774   229400 SH       SOLE                 229400
  MFC ISHARES TR RUSSELL 2000 GR COM              464287648      662     9000 SH       SOLE                   9000
  MFC ISHARES TR RUSSELL 2000 IN COM              464287655      216     3000 SH       SOLE                   3000
  MFC ISHARES TR RUSSELL 2000 VA COM              464287630     5565    76900 SH       SOLE                  76900
  MFC SPDR TR UNIT SER 1 STANDAR COM              78462F103        0        0 SH       SOLE                      0
  REPORT SUMMARY               0010 DATA RECORDS               56458         0000 OTHER MANAGER ON WHOSE  BEHALF REPORT IS FILED